Intangible Assets, Net - Summary of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite and Indefinite Lived Intangible Assets [Abstract]
Finite-lived intangible assets	¥ 1,445,895	$ 210,297	¥ 428,005
Indefinite-lived intangible assets	232,298	33,786
Total	¥ 1,678,193	$ 244,083	¥ 428,005